Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,188	£ 1,512
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,249	1,782
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(6)
Fair value adjustments	(536)
Exit price adjustments derived from market bid-offer spreads | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(536)	(542)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	9
Fair value adjustments	28
Uncollateralised derivative funding | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	28	19
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	5
Fair value adjustments	(189)
Derivative credit valuation adjustments | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(189)	(184)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	9
Fair value adjustments	117
Derivative debit valuation adjustments | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	117	108
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	3,004	4,844
Financial instruments at fair value, category | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	266	273
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	47	173
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	54	105
Financial instruments at amortised cost, category | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	168	173
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 5	£ 19